Fair Value Measurement- Additional Information (Detail)	12 Months Ended
Dec. 31, 2013 major_interdealer_brokers
Qualitative Disclosures Related to Fair Value Measurements [Line Items]
Number of inter-dealer brokers providing pricing quotes for actively traded agency RMBS (major inter-dealer brokers)	3
Percentage of our securities valued by pricing sources with reasonable levels of price transparency (more than 99 percent) (percent)	99.00%
Number of business days in which overdrafts are generally repaid	2 days
Commercial paper maturity period	397 days
Minimum
Qualitative Disclosures Related to Fair Value Measurements [Line Items]
Discount rate (percent)	0.21%
Maximum
Qualitative Disclosures Related to Fair Value Measurements [Line Items]
Percentage of our securities priced based on economic models and non-binding dealer quotes (less than 1 percent) (percent)	1.00%
Percentage of interest rate swaps where pricing using standard pricing models is adjusted based on additional analysis and judgment (percent)	1.00%
Discount rate (percent)	3.74%